DESCRIPTION OF BUSINESS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
BUSINESS
DESCRIPTION OF BUSINESS

Note 1—DESCRIPTION OF BUSINESS

        Pacira Pharmaceuticals, Inc. and its subsidiaries (collectively, the "Company" or "Pacira") is an emerging specialty pharmaceutical company focused on the development, commercialization and manufacture of proprietary pharmaceutical products, based on its proprietary DepoFoam extended release drug delivery technology, for use in hospitals and ambulatory surgery centers. The Company's lead product EXPAREL, which consists of bupivacaine encapsulated in DepoFoam, was approved by the FDA on October 28, 2011. DepoFoam is also the basis for the Company's other two FDA-approved commercial products, DepoCyt(e) and DepoDur, which the Company manufactures for its commercial partners.

        The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has reported for the nine months ended September 30, 2011 net losses of $28.0 million and cash flows used in operating activities of $23.4 million. As of September 30, 2011, the Company had stockholders' equity of $13.9 million. The Company has incurred losses and negative operating cash flow since inception and future losses are anticipated. The Company's continued operations will depend on its ability to raise additional funds through sources such as equity and debt financing and revenues from the commercial sale of EXPAREL. Insufficient funds could require the Company to delay, scale back or eliminate one or more of its research and development programs. The ability of the Company to continue as a going concern is dependent on improving the Company's profitability and cash flow and securing additional financing. While the Company believes in the viability of its strategy to raise additional funds, and believes that the actions presently being taken by the Company provide the opportunity for it to continue as a going concern, there can be no assurance that any financing will be available on acceptable terms, or at all. These condensed consolidated financial statements do not include any adjustments related to the recoverability and classification of asset amounts or the amounts and classification of liabilities that might be necessary if the Company is unable to continue as a going concern.

1.    BUSINESS

        Pacira Pharmaceuticals, Inc., and its subsidiaries (collectively, the "Company" or "Pacira") is an emerging specialty pharmaceutical company focused on the development, commercialization and manufacture of proprietary pharmaceutical products, based on its proprietary DepoFoam drug delivery technology, for use in hospitals and ambulatory surgery centers.

        The Company was incorporated in Delaware under the name Blue Acquisition Corp. in December 2006 and changed its name to Pacira, Inc. in June 2007. In October 2010, the Company changed its name to Pacira Pharmaceuticals, Inc. Pacira Pharmaceuticals, Inc. is the holding company for the Company's California operating subsidiary of the same name, which we refer to as PPI-California.

        As further discussed in Note 4, on March 24, 2007, or the Acquisition Date, MPM Capital, Sanderling Ventures, OrbiMed Advisors, HBM BioVentures, the Foundation for Research and their co-investors, or the Investors, through Pacira Pharmaceuticals, Inc., acquired PPI-California, from SkyePharma Holding, Inc., which we refer to as the Acquisition. PPI-California was known as SkyePharma, Inc. prior to the Acquisition.

  Risks and Uncertainties

        The Company is subject to risks common to companies in similar industries and stages of development, including, but not limited to, competition from larger companies, reliance on revenue from few customers and products, new technological innovations, dependence on key personnel, reliance on third-party service providers and vendors, protection of proprietary technology, and compliance with government regulations.